Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Costs (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring charges:
Employee terminations	[1]	$ 489	$ 68	$ 805
Asset impairments	[1]	254	45	165
Exit costs	[1]	68	58	68
Total restructuring charges	[1]	811	170	1,038
Transaction costs	[2]	123	0	0
Integration costs	[3]	219	80	144
Restructuring charges and certain acquisition-related costs	[4]	1,152	250	1,182
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Additional depreciation	[5]	122	261	291
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	[6]	203	270	231
Total costs associated with acquisitions and cost-reduction/productivity initiatives		1,478	781	1,704
Cost of Sales [Member]
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Additional depreciation	[5]	117	228	178
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	[6]	102	78	53
Selling, Informational and Administrative Expenses [Member]
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Additional depreciation	[5]	0	1	19
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	[6]	82	140	145
Research and Development Expense [Member]
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Additional depreciation	[5]	5	31	94
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	[6]	14	52	33
Other (income)/deductions - net [Member]
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	[6]	$ 5	$ 1	$ 0

[1]	In 2015, Employee terminations represent the expected reduction of the workforce by approximately 3,900 employees, mainly in sales, corporate and research. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination.The restructuring charges in 2015, which include a $39 million charge related to a 36% reduction in our labor force in Venezuela, are associated with the following:•Global Innovative Pharmaceutical segment (GIP) ($39 million); the Global Vaccines, Oncology and Consumer Healthcare segment (VOC) ($45 million); the Global Established Pharmaceutical segment (GEP) ($402 million); Worldwide Research and Development and Medical (WRD/M) ($80 million); manufacturing operations ($80 million); and Corporate ($164 million).The restructuring charges in 2014 are associated with the following:•GIP ($35 million); VOC ($28 million); GEP ($57 million); WRD/M ($37 million); manufacturing operations ($97 million); and Corporate ($65 million), as well as $149 million of income related to the partial reversal of prior-period restructuring charges not directly associated with the new individual segments, and primarily reflecting a change in estimate with respect to our sales force restructuring plans.The restructuring charges in 2013 are associated with the following:•Total operating segments ($496 million); WRD/M ($13 million); manufacturing operations ($356 million); and Corporate ($173 million).At the beginning of fiscal 2014, we revised our operating segments and are unable to directly associate these prior-period restructuring charges with the new individual segments.In September 2015, in order to eliminate certain redundancies in our biosimilar drug products pipeline created as a result of the acquisition of Hospira, we opted to return rights to Celltrion Inc. and Celltrion Healthcare, Co., Ltd. (collectively, Celltrion) that Hospira had previously acquired to potential biosimilars to Rituxan® (rituximab) and Herceptin® (trastuzumab). As such, upon return of the acquired rights, in 2015 we incurred charges of $215 million, which are comprised of (i) a write-off of the applicable IPR&D assets, totaling $170 million, which is included in Asset impairments; (ii) a write-off of amounts prepaid to Celltrion in the amount of $25 million, which is included in Asset impairments; and (iii) a payment to Celltrion of $20 million, which is included in Exit costs. The recorded amounts for the assets acquired from Hospira are provisional and are subject to change. See Note 2A.
[2]	Transaction costs represent external costs directly related to the acquisition of Hospira and our pending combination with Allergan and primarily include expenditures for banking, legal, accounting and other similar services.
[3]	Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes.
[4]	Amounts may not add due to rounding.
[5]	Additional depreciation––asset restructuring represents the impact of changes in the estimated useful lives of assets involved in restructuring actions.
[6]	Implementation costs represent external, incremental costs directly related to implementing our non-acquisition-related cost-reduction/productivity initiatives.